SCHEDULE OF LONG-LIVED ASSETS (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenues		$ 214,039	$ 365,975
Charges of legal compensation and contract default penalty expense	[1]	115,152
Segment net loss		(2,655,477)	(3,785,383)
Consolidated net loss		(2,655,477)	(3,785,383)
Assets		27,187,528		$ 26,631,087
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		214,039	365,975
Cost of revenues	[2]	485,697	2,024,154
Cost of revenue – idle capacity	[3]		12,248
Provision for credit losses		23,132	141,639
Reversal for obsolete inventory		(270,800)	(1,203,131)
Reversal for warranty liability		(153,845)
Staff cost		277,819	433,815
Lease expense		820,287	786,835
Depreciation and amortization expense		60,221	724,050
Professional fee		1,023,521	732,673
Relocation and demolition fees		3,000
Interest expense		203,628	155,821
Charges of legal compensation and contract default penalty expense		115,152
Other segment items	[4]	281,704	343,254
Segment net loss		(2,655,477)	(3,785,383)
Consolidated net loss		(2,655,477)	(3,785,383)
Assets		$ 27,187,528	$ 35,379,424

[1]	In April 2024, a customer of our company filed a lawsuit against Ganzhou Zhangyang in Gansu Province, requesting the termination of their battery purchase contract and the return of 126 undelivered battery packs (valued at USD$3.1 million, RMB 22.7 million). According to the court judgment obtained, Ganzhou Zhangyang is required to return the USD$3.1 million (RMB22.7 million) it has already received and pay liquidated damages. As of June 30, 2025, based on this judgment, the Company recorded the estimated liability of USD 3.37 million (RMB 24.20 million), and $115,115 (RMB 835,151) was recorded in other expense for the six months ended June 30, 2025 and 2024 respectively.
[2]	Cost of revenues excludes provision of obsolete inventory, staff cost, depreciation and amortization expense, and lease expense which are separately listed above.
[3]	Cost of revenue – idle capacity excludes staff cost, depreciation and amortization expense, and lease expense which are separately listed above, which was calculated by the monthly actual expenses times (x) monthly capacity utilization ratio.
[4]	Other segment items include selling expenses, remaining general and administration expenses, and other income (expense).